Income tax - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
(Loss) income before income taxes	$ (68,883)	$ 57,376
Expected income tax (recovery) expense	(18,598)	15,492
Increase in income tax expense (recovery) resulting from:
Share of net loss (income) related to joint venture	13,913	(15,974)
Impairment of equity investment in joint venture	2,060	0
Fair value adjustment and accretion on redeemable preferences shares	236	(2,099)
Share-based compensation	592	176
Other	95	145
True-up prior year balances	(170)	261
Effect of differences in tax rate in foreign jurisdictions	36	8
Change in unrecognized tax assets	1,862	1,984
Foreign exchange and other	(26)	7
Income tax expense	$ 0	$ 0